Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Company Only Condensed Financial Information [Abstract]
Condensed Statements of Condition
CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2025	2024
Cash and cash equivalents	$4,358	$2,741
Investment in subsidiaries	175,038	156,348
Notes receivable – subsidiaries	1,947	2,251
Other assets	254	270
Total assets	$181,597	$161,610

Liabilities
Notes payable	$2,601	$2,501
Subordinated debentures	8,500	8,500
Other liabilities	239	281
Total liabilities	11,340	11,282

Shareholders’ Equity
Total shareholders’ equity	170,257	150,328
Total liabilities and shareholders’ equity	$181,597	$161,610

Condensed Statements of Comprehensive Income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Years ended December 31:
Income:	2025	2024
Interest on notes	$91	$108
Dividends from subsidiaries	6,300	5,000

Expenses:
Interest on notes	117	115
Interest on subordinated debentures	531	618
Operating expenses	415	390
Income before income taxes and equity in undistributed earnings of subsidiaries	5,328	3,985
Income tax benefit	198	207
Equity in undistributed earnings of subsidiaries	10,075	6,807
Net Income	$15,601	$10,999
Other comprehensive income (loss), net of tax	8,615	944
Comprehensive Income	$24,216	$11,943

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2025	2024
Net Income	$15,601	$10,999
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(10,075)	(6,807)
Common stock issued to ESOP	—	500
Change in other assets	16	23
Change in other liabilities	(42)	(2,639)
Net cash provided by operating activities	5,500	2,076

Cash flows from investing activities:
Change in notes receivable	304	432
Net cash provided by investing activities	304	432

Cash flows from financing activities:
Change in notes payable	100	107
Purchases of treasury stock	—	(1,945)
Cash dividends paid	(4,287)	(4,177)
Net cash (used in) financing activities	(4,187)	(6,015)

Cash and cash equivalents:
Change in cash and cash equivalents	1,617	(3,507)
Cash and cash equivalents at beginning of year	2,741	6,248
Cash and cash equivalents at end of year	$4,358	$2,741